Property, Plant and Equipment, Net - Schedule of Capital Leased Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Capital Leased Assets [Line Items]
Total assets under capital lease	$ 38,384	$ 22,525
Accumulated Depreciation	(3,822)	(2,522)
Total assets under capital lease, net	34,562	20,002
Buildings [Member]
Capital Leased Assets [Line Items]
Total assets under capital lease	3,625	376
Land [Member]
Capital Leased Assets [Line Items]
Total assets under capital lease	8,375	18,459
Machinery and Equipment [Member]
Capital Leased Assets [Line Items]
Total assets under capital lease	$ 26,384	$ 3,689